EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of employee option activity under the Company's Stock Option Plans and RSU's as of December 31, 2014 and changes during the year ended December 31, 2014 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2014	306,984	3.4
Granted	49,600	0.75
Exercised	-	-
Forfeited	(8,550)	3.4
Outstanding at December 31, 2014	348,034	$3.05	3.99	$1,446

Exercisable at December 31, 2014	175,240	$3.41	3.62	$837

Vested and expected to vest at December 31, 2014	344,578	$3.08	4.03	$1,060

A summary of the status of the Company's employee stock options and RSU's as of December 31, 2014, 2013 and 2012, and changes during the years then ended, are as follows:

	Year ended December 31,
	2014		2013		2012
		Weighted		Weighted		Weighted
		average		Average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	Price	of options	price	of options	price

Options outstanding at beginning of year	306,984	$3.41	271,984	$6.81	321,016	$6.28
Granted	49,600	$0.75	312,984	$3.38	-	$-
Exercised	-	$-	(10,000)	$3.38	(1,500)	$3.14
Forfeited	(8,550)	$2.37	(5,000)	$6.81	-	$-
Forfeited	-	$-	(262,984)	$6.81	(47,532)	$3.48

Options outstanding at end of year	348,034	$3.05	306,984	$3.41	271,984	$6.81

Options exercisable at end of year	175,240	$3.41	4,188	$5.11	158,824	$6.81

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information relating to employees' stock options and RSU's outstanding as of December 31, 2014, according to exercise prices:

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2014	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2014	Weighted average exercise price
		Years
$3.38	300,234	3.65	$3.38	173,740	$3.38
$0.75	46,300	6.27	$0.75	-	-
$7.00	1,500	0.78	$7.00	1,500	$7.00

	348,034	3.99	$3.05	175,240	$31